UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

                            With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
 11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2016

Item #1. Reports to Stockholders.

INDEX	Toreador International Fund, Toreador Core Fund, Toreador Explorer Fund

Annual Report to Shareholders

TOREADOR INTERNATIONAL FUND

For the Year Ended
April 30, 2016

Dear Toreador International Fund Investor:

For the Fund’s fiscal year ending April 30, 2016, the Toreador International Fund’s (the “Fund”) Investor Shares returned –9.26% versus –9.32% for its benchmark, the MSCI EAFE index. This was the Fund’s third full year managed by Toreador Research and Trading (“TRT”) following a diversified international investment strategy. TRT began managing the Fund on December 27, 2012, and from that period through the end of the Fund’s fiscal year on April 30, 2016, the Fund returned 4.31% annually versus 4.32% annually for the EAFE Index.

TRT manages the Fund utilizing a systematic investment process that emphasizes the following core concepts:

1.	Identify companies trading at a discount to TRT’s estimate of the company’s intrinsic value;
2.	Identify companies exhibiting improving operating momentum;
3.	Identify companies exhibiting superior price momentum; and
4.	Identify companies exhibiting superior quality traits.

For the year, the Fund benefited from stock selections in the following countries that outperformed the general market:

•	Canada
•	Spain
•	Hong Kong
•	Sweden

Conversely, the Fund suffered from stock selections in the following countries that underperformed the general market:

•	Austria
•	Australia
•	France

As the Fund invests across its holdings in an approximately equal weighted basis, there are very few differences across its positions in each stock held in the portfolio. However, our largest positions at the fiscal year end were:

KINROSS GOLD	2.18%
COCA COLA WEST CO LTD	1.68%
WH GROUP LTD	1.62%
HOME CAPITAL GROUP INC	1.61%
WEST JAPAN RAILWAY CO	1.57%

The Fund employs a systematic process that balances valuation, momentum, and corporate performance factors to determine its buy and sell actions.

In any given shorter-term time period, which we tend to typically define as 5 years or less, the market or markets may seem to irrationally price securities resulting in the Fund’s underperformance. However, our experience is that over the long-term, exposure to these factors in the manner we employ tend to result in superior performance.

For much of last year, it was the story of the central banks and the US Dollar. With the expectation that the US Federal Reserve was geared to raise rates while Bank of Japan and ECB poised to keep their loose monetary policy, the US Dollar strengthened. The higher dollar combined with China’s slowdown lowered commodity prices, hurting many of the commodity companies such as oil and miners and their service providers. While the Fund was hurt by the declines in mining related stocks, the Fund’s approximately equal weighted positions helped the Fund outperform the EAFE index which is market capitalization weighted.

The story surprisingly turned around February when the US Fed announced its hesitation of raising interest rates due to weak global financial situation. The dollar declined in value helping many of the commodity related companies. Gold miners also saw an increase in value as gold trended higher due to fears of inflation from the loose monetary policy. The Fund benefitted from its gold holdings.

Looking forward, we expect volatility to increase in markets around the world, which may cause short-term pain and under performance. Our answer to this is we will look to continue buying stocks we believe are miss-priced across countries and sectors. As bottom-up, fundamentally oriented stock pickers, we do not try to forecast country or sector returns to make large bets. Rather we evaluate potential investments, one stock at a time, ensuring its merits rank sufficiently high within our investment criteria to warrant putting your investment capital to work. When asked: How will we position the Fund for the future, the answer is easy and consistent – we invest in stocks that appear to be miss-priced according to our models. We do not know how long it will take for such miss-pricings to correct themselves but over time we are confident they will, and your patience with our investment process should be well rewarded.

We thank you for placing your investments and confidence in our Fund.

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2016 and are subject to change at any time.

	Institutional Shares**

	Total Return One Year Ended 4/30/2016	Average Annual Return 12/27/2012* to 4/30/2016

Toreador International Fund:	–9.03%	4.56%
MSCI EAFE Index:	–9.32%	4.32%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

* On December 27, 2012, Toreador Research & Trading, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the chart.

** Return figures reflect any change in price per share and assume the reinvestment of all dividends.

	Investor Shares**

	Total Return One Year Ended 4/30/2016	Average Annual Return 12/27/2012* to 4/30/2016

Toreador International Fund:	–9.26%	4.31%
MSCI EAFE Index:	–9.32%	4.32%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

* On December 27, 2012, Toreador Research & Trading, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the chart.

** Return figures reflect any change in price per share and assume the reinvestment of all dividends.

	Class C Shares**

	Total Return One Year Ended 4/30/2016	Average Annual Return 12/27/2012* to 4/30/2016

Toreador International Fund:	–10.02%	3.52%
MSCI EAFE Index:	–9.32%	4.32%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

* On December 27, 2012, Toreador Research & Trading, LLC became the Investment Advisor to the Fund and the Fund’s investment objective was changed. Previous periods during which the Fund was advised by another investment advisor are not shown in the chart.

** Return figures reflect any change in price per share and assume the reinvestment of all dividends.

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2016

		Fair
	Shares	Value

COMMON STOCK – 97.53%

AUSTRALIA – 4.39%
CSL LTD	9,100	$727,999
Genworth Mortgage Insurance	378,076	687,279
Qantas Airways LTD	232,200	568,689
Star Entertainment Group LTD	196,000	842,288

		2,826,255

AUSTRIA – 1.43%
OMV AG	30,773	922,544

BELGIUM – 1.24%
KBC Groep NV	14,264	799,932

BERMUDA – 3.86%
Jardine Matheson Holdings LTD	14,549	804,560
Kunlun Energy Co. LTD	1,088,000	948,087
Skyworth Digital Holdings	1,119,100	737,161

		2,489,808

CANADA – 7.91%
Alimentation Couche-Tard	19,265	844,081
Eldorado Gold Corp.	230,352	969,782
Genworth MI Canada Inc.	34,185	884,513
Home Capital Group Inc.	33,995	1,017,981
Kinross Gold Corp.*	242,000	1,379,400

		5,095,757

DENMARK – 1.31%
Topdanmark A/S*	31,921	843,640

FINLAND – 1.14%
Stora Enso OYJ-R SHS	84,228	734,111

FRANCE – 6.54%
AXA SA	35,000	881,326
Iliad SA	4,145	904,830
LVMH Moet Hennessy Louis	5,419	899,366
Pernod Ricard SA	7,615	821,182
Sanofi ADR	17,241	708,605

		4,215,309

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS – continued
April 30, 2016

		Fair
	Shares	Value

GERMANY – 8.09%
Continental AG	4,026	$883,227
Freenet AG	26,074	795,391
Fresennius SE & Co KGAA	13,082	950,462
Osram Licht AG	16,500	860,123
Porsche Automobile Holding-P	14,214	792,251
Software AG	24,436	932,688

		5,214,142

GREAT BRITAIN – 15.11%
Bellwlay PLC	24,000	858,780
Berkeley Group Holdings	16,000	700,734
Capita Group PLC	52,364	766,484
Compass Group PLC	53,125	946,976
Diageo PLC Spon ADR	6,444	698,079
Ensco PLC “A”	48,952	585,466
Imperial Brands PLC - Spon ADR	8,704	945,254
ITV PLC	268,677	884,780
Lloyds Banking Group PLC - ADR	192,068	766,351
Reckitt Benckiser Group	9,032	878,827
SSE PLC	32,900	726,456
Subsea 7 SA*	106,521	977,644

		9,735,831

HONG KONG – 5.57%
Guangdong Investment LTD	630,423	893,917
SINO Biopharmaceutical	1,139,148	810,572
WH Group LTD*	1,262,000	1,023,252
Yue Yuen Industrial Holdings	236,760	865,235

		3,592,976

IRELAND – 1.50%
Jazz Pharmaceuticals PLC*	6,421	967,645

ITALY – 2.77%
ACEA SPA	59,949	880,435
Finmeccanica SPA*	71,794	905,761

		1,786,196

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS – continued
April 30, 2016

		Fair
	Shares	Value

JAPAN – 19.20%
Astellas Pharma Inc.	61,600	$862,711
Chiba Bank LTD	139,000	733,427
Coca Cola West Company LTD	38,000	1,062,962
Hitachi Chemical Co. LTD	42,000	737,132
Japan Airlines Co. LTD	22,600	835,792
Mitsubishi UFJ Financial Group Inc.	154,700	752,732
NEC Corp.	284,057	717,517
Orix Corp.	66,100	981,080
Resona Holdings Inc.	198,300	729,456
Shinsei Bank, Ltd.	558,000	814,370
Softbank Group Corp. Unsponsored ADR	30,854	825,653
Sumitomo Mitsui Trust Holdings Inc.	243,500	785,014
Sumitomo Mitsui-Spon ADR	117,135	713,352
Toyota Boshoku Corp.	43,000	833,530
West Japan Railway Co.	15,900	993,360

		12,378,088

NETHERLANDS – 4.96%
Euronext NV	20,884	881,435
Cimpress NV*	9,400	825,978
LyondellBasell Indu - Class A	9,531	787,928
Sensata Technologies Holding*	18,571	699,570

		3,194,911

NEW ZEALAND – 1.15%
Air New Zealand LTD	431,211	740,424

SPAIN – 2.82%
ACS Actividades Cons Y S	28,391	937,676
Mediaset Espana Comunicacion	67,972	881,644

		1,819,320

SWEDEN – 2.53%
Axfood AB	49,904	923,182
Telia Co. AB	148,221	707,158

		1,630,340

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS – continued
April 30, 2016

		Fair
	Shares	Value

SWITZERLAND – 6.01%
Adecco SA - REG	11,735	$754,515
Aryzta AG	17,500	678,754
Novartis AG - Spon ADR	9,326	708,496
Swiss Re Ltd - Spon ADR	38,224	853,542
Temenos Group AG - REG	17,000	880,623

		3,875,930

TOTAL COMMON STOCKS – 97.53%
(Cost: $64,767,321)		62,863,159

EXCHANGE TRADED FUND – 0.68%

UNITED STATES – 0.68%
iShares MSCI EAFE ETF	7,500	438,225

TOTAL EXCHANGE TRADED FUND – 0.68%
(Cost: $398,924)		438,225

TOTAL INVESTMENTS – 98.21%
(Cost: $65,166,245)		63,301,384
Other assets, net of liabilities – 1.79%		1,155,624

TOTAL NET ASSETS – 100.00%		$64,457,008

* Non-income producing
ADR – Security represented is held by the custodian bank in the form of American Depositary Receipts

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016

ASSETS
Investments at fair value (identified cost of $65,166,245)	$63,301,384
Foreign currency at fair value (cost of $36,641)	35,895
Cash and cash equivalents	694,906
Receivable for capital stock sold	144,363
Dividends receivable	370,772
Prepaid expenses	43,683

64,591,003

LIABILITIES
Payable for capital stock redeemed	61,648
Accrued investment management fees	57,050
Accrued 12b-1 fees	1,301
Accrued administrative and transfer agent fees	1,946
Accrued custodian and accounting fees	12,050

133,995

NET ASSETS	$64,457,008

Net Assets Consist of:

Paid-in-capital applicable to 3,932,262 no par value shares of beneficial interest outstanding, unlimited shares authorized	$96,245,203
Accumulated net investment income (loss)	446,127
Accumulated net realized gain (loss) on investments and foreign currency transactions	(30,374,852)
Net unrealized appreciation (depreciation) of investments and foreign currency	(1,859,470)

Net Assets	$64,457,008

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Institutional Class
($46,931,071 / 2,807,742 shares outstanding)	$16.71

Investor Class
($17,227,925 / 1,102,829 shares outstanding)	$15.62

Class C
($298,012 / 21,691 shares outstanding)	$13.74

REDEMPTION PRICE PER SHARE INCLUDING
CDSC FEE OF 2.00% ($13.74 X .98)	$13.47

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENT OF OPERATIONS

Year ended
April 30, 2016

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $127,709)	$1,792,600

Total investment income	1,792,600

EXPENSES
Investment management fees (Note 2)	771,439
Rule 12b-1 and servicing fees (Note 2)
Investor Class	47,161
Class C	3,717
Recordkeeping and administrative services (Note 2)	35,869
Accounting fees	39,196
Custody fees	50,124
Transfer agent fees (Note 2)	26,595
Professional fees	31,807
Filing and registration fees	23,928
Trustees fees	4,109
Compliance fees	7,000
Shareholder services and reports	44,054
Other	26,283

Total expenses	1,111,282

Net investment income (loss)	681,318

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	(2,834,885)
Net realized gain (loss) on foreign currency transactions	(10,666)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(4,540,513)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currencies	13,187

Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	(7,372,877)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(6,691,559)

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended April 30, 2016	Period September 1, 2014 through April 30, 2015(A)	Year ended August 31, 2014

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$681,318	$348,317	$543,636
Net realized gain (loss) on investments and foreign currency transactions	(2,845,551)	(2,955,433)	1,961,812
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	(4,527,326)	2,510,564	(366,655)

Increase (decrease) in net assets from operations	(6,691,559)	(96,552)	2,138,793

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(431,643)	(356,751)	–
Investor Class	(134,938)	(116,218)	–
Class C	–	–	–

Decrease in net assets from distributions	(566,581)	(472,969)	–

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	14,792,846	14,158,633	50,081,655
Investor Class	4,465,731	6,682,262	9,784,835
Class C	13,891	18,183	49,028
Distributions reinvested
Institutional Class	135,354	98,204	–
Investor Class	131,395	113,087	–
Class C	–	–	–
Shares redeemed
Institutional Class	(12,238,037)*	(12,753,990)*	(3,278,494)
Investor Class	(6,473,745)*	(3,065,695)*	(3,099,655)
Class C	(117,350)*	(60,188)*	(68,594)

Increase (decrease) in net assets from capital stock transactions	710,085	5,190,496	53,468,775

NET ASSETS
Increase (decrease) during period	(6,548,055)	4,620,975	55,607,568
Beginning of period	71,005,063	66,384,088	10,776,520

End of period (including income (loss) undistributed net investment of $446,127, $342,056 and $472,935, respectively)	$64,457,008	$71,005,063	$66,384,088

* Reflects redemption fees of $– and $34 in the Institutional Class, $98 and $– in the C Class, and $– and $10 in the Investor Class.
(A) On January 27, 2015, the Board of Trustees approved the fiscal year end be April 30.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class Shares

	Year ended April 30, 2016	Period September 1, 2014 through April 30, 2015(2)		Years ended August 31,

				2014	2013(B)		2012		2011

Net asset value, beginning of period	$18.54	$18.73		$16.15	$14.79		$22.30		$20.44

Investment activities
Net investment income (loss)(1)	0.19	0.10		0.29	(0.07)		(0.08)		(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.86)	(0.15)		2.29	1.43		(7.43)		2.01

Total from investment activities	(1.67)	(0.05)		2.58	1.36		(7.51)		1.86

Distributions
Net investment income	(0.16)	(0.14)		–	–		–		–
Net realized gain	–	–		–	–		–		–

Total distributions	(0.16)	(0.14)		–	–		–		–

Net asset value, end of period	$16.71	$18.54		$18.73	$16.15		$14.79		$22.30

Total Return	(9.03% )	(0.19%	)**	15.98%	9.20%		(33.68%	)	9.10%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.58%	1.64%	*	2.05%	3.49%		3.88%	(A)	2.77%
Expenses, net of management fee waivers and waivers, expense reimbursements and recovery of waived fees	1.58%	1.75%	*	1.75%	2.02%		2.93%	(A)	2.50%
Net investment income (loss)	1.09%	0.89%	*	1.55%	(0.45%	)	(0.43%	)	(0.60%	)
Portfolio turnover rate	60.30%	39.73%	**	162.80%	224.42%		37.69%		54.05%
Net assets, end of period (000’s)	$46,931	$49,291		$48,391	$1,151		$620		$12,138

* Annualized
** Not annualized
(A) Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(B) Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.
(1) Per share amounts calculated using the average number of shares outstanding.
(2) On January 27, 2015, the Board of Trustees approved that the fiscal year end be April 30.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class Shares(2)

	Year ended April 30, 2016	Period September 1, 2014 through April 30, 2015(3)		Years ended August 31,

				2014	2013(B)		2012		2011

Net asset value, beginning of period	$17.34	$17.52		$15.14	$13.90		$20.92		$19.22

Investment activities
Net investment income (loss)(1)	0.13	0.07		0.22	(0.10)		(0.12)		(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.73)	(0.14)		2.16	1.34		(6.90)		1.90

Total from investment activities	(1.60)	(0.07)		2.38	1.24		(7.02)		1.70

Distributions
Net investment income	(0.12)	(0.11)		–	–		–		–
Net realized gain	–	–		–	–		–		–

Total distributions	(0.12)	(0.11)		–	–		–		–

Net asset value, end of period	$15.62	$17.34		$17.52	$15.14		$13.90		$20.92

Total Return	(9.26% )	(0.34%	)**	15.72%	8.92%		(33.56%	)	8.84%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.83%	1.89%	*	2.30%	3.74%		4.13%	(A)	3.02%
Expenses, net of management fee waivers reimbursements and recovery of waived fees	1.83%	2.00%	*	2.00%	2.27%		3.18%	(A)	2.75%
Net investment income (loss)	0.84%	0.64%	*	1.30%	(0.70%	)	(0.68%	)	(0.85%	)
Portfolio turnover rate	60.30%	39.73%	**	162.80%	224.42%		37.69%		54.05%
Net assets, end of period (000’s)	$17,228	$21,271		$17,499	$9,179		$10,885		$23,624

* Annualized
** Not annualized
(A) Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(B) Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.
(1) Per share amounts calculated using the average number of shares outstanding.
(2) Effective January 2, 2013, Class A shares were re-designated Investor Shares.
(3) On January 27, 2015, the Board of Trustees approved that the fiscal year end be April 30.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C Shares

	Year ended April 30, 2016	Period September 1, 2014 through April 30, 2015(2)		Years ended August 31,

				2014	2013(B)		2012		2011

Net asset value, beginning of period	$15.27	$15.40		$13.39	$12.39		$18.78		$17.38

Investment activities
Net investment income (loss)(1)	0.01	(0.01)		0.08	(0.19)		(0.22)		(0.33)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.54)	(0.12)		1.93	1.19		(6.17)		1.73

Total from investment activities	(1.53)	(0.13)		2.01	1.00		(6.39)		1.40

Distributions
Net investment income	–	–		–	–				–
Net realized gain	–	–		–	–				–

Total distributions	–	–		–	–				–

Net asset value, end of period	$13.74	$15.27		$15.40	$13.39		$12.39		$18.78

Total Return	(10.02% )	(0.84%	)	15.01%	8.07%		(34.03%	)	8.06%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.58%	2.64%	*	3.05%	4.49%		4.89%	(A)	3.77%
Expenses, net of management fee waivers and waivers, expense reimbursements and recovery of waived fees	2.58%	2.75%	*	2.75%	3.02%		3.94%	(A)	3.50%
Net investment income (loss)	0.09%	(0.11%	)*	0.55%	(1.45%	)	(1.43%	)	(1.60%	)
Portfolio turnover rate	60.30%	39.73%	**	162.80%	224.42%		37.69%		54.05%
Net assets, end of period (000’s)	$298	$446		$494	$447		$659		$1,345

* Annualized
** Not annualized
(A) Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(B) Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.
(1) Per share amounts calculated using the average number of shares outstanding.
(2) On January 27, 2015, the Board of Trustees approved that the fiscal year end be April 30.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2016

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Toreador International Fund (the “Fund”), formerly the Third Millennium Russia Fund, is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of The World Funds, Inc. (“TWF”). Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Institutional Class shares. Effective January 2, 2013, the Class A shares were re-designated as Investor Class shares. On August 15, 2014, the Fund was reorganized from TWF into the Trust. On January 27, 2015, the Trust’s Board approved that the fiscal year end for the Fund be set as April 30.

The investment objective of the Fund is to seek to achieve capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2016:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stock
Australia	$ 2,826,255	$–	$ –	$ 2,826,255
Austria	922,544	–	–	922,544
Belgium	799,932	–	–	799,932
Bermuda	2,489,808	–	–	2,489,808
Canada	5,095,757	–	–	5,095,757
Denmark	843,640	–	–	843,640
Finland	734,111	–	–	734,111
France	4,215,309	–	–	4,215,309
Germany	5,214,142	–	–	5,214,142
Great Britain	9,735,831	–	–	9,735,831
Hong Kong	3,592,976	–	–	3,592,976
Ireland	967,645	–	–	967,645
Italy	1,786,196	–	–	1,786,196
Japan	1,539,005	10,839,083	–	12,378,088
Netherlands	3,194,911	–	–	3,194,911
New Zealand	740,424	–	–	740,424
Spain	1,819,320	–	–	1,819,320
Sweden	1,630,340	–	–	1,630,340
Switzerland	3,875,930	–	–	3,875,930

Total Common Stocks	52,024,076	10,839,083	–	62,863,159

Exchange Traded Fund	438,225	–	–	438,225

	$52,462,301	$10,839,083	$ –	$63,301,384

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and country.

There were transfers of $10,839,083 into Level 2 and out of Level 1 during the year ended April 30, 2016. The Fund recognizes transfers between fair value hierarchy levels

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended April 30, 2016.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for each of the open tax years (2013–2015) or expected to be taken in the Fund’s 2016 tax returns. The Fund has identified its major tax jurisdiction to be U.S. tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended April 30, 2016, such reclassifications reduced accumulated net investment income by $10,666 and decreased net realized loss by $10,666.

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers three classes of shares. Investor Class and Institutional Class shares include a redemption fee of 1% on the proceeds of shares redeemed within 90 days of purchase. Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, Toreador Research & Trading, LLC (“TRT”) provides investment services for an annual fee of 1.15% of average daily net assets of the Fund. TRT has contractually agreed to waive its management fee and / or and reimburse expenses so that total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expense, dividend expense on short sales, any 12b-1 fees, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.75% of the Fund’s Institutional Class’ average daily net assets through August 31, 2017. Each waiver or reimbursement of an expense by TRT is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense limitation agreement may be terminated by TRT or the Board of Trustees of the Trust at any time after August 31, 2017. As of April 30, 2016, there were no waivers available for reimbursement. For the year ended April 30, 2016, TRT earned fees of $771,439.

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

FDCC acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. There were no underwriting commissions or fees received by FDCC in connection with the distribution of the Fund’s shares for the year ended April 30, 2016. In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the year ended April 30, 2016, FDCC received $53 of CDSC fees. The Fund’s Investor Class and Class C shares have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. For the Investor Class shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund’s Investor Class’s average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C’s average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the year ended April 30, 2016, $47,161 were incurred for distribution fees in the Investor Class and $2,788 and $929 were incurred for distribution and servicing fees, respectively, in Class C.

Commonwealth Fund Services, Inc. (“CFSI”), acts as the Fund’s administrator and transfer agent and divided disbursing agent. As administrator, CFSI provides shareholder services, recordkeeping, administrative and blue-sky filing services and earned $35,869 for its services for the year ended April 30, 2016. As the Fund’s transfer agent and dividend disbursing agent, CFSI earned $26,595 for its services for the year ended April 30, 2016.

Certain officers of the Fund are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from sales of securities other than short-term notes for the year ended April 30, 2016, were $41,957,529 and $39,818,076, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of the distributions paid during the year ended April 30, 2016, the period September 1, 2014 to April 30, 2015 and the year ended August 31, 2014 was as follows:

	Year ended April 30, 2016	Period September 1, 2014 to April 30, 2015	Year ended August 31, 2014

Distributions paid from Ordinary income	$566,581	$472,969	$–

As of April 30, 2016, the tax year will change from August 31st to April 30th.

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$446,912
Other accumulated gain (loss)	(27,939,964)
Unrealized appreciation (depreciation) of investments
and foreign currency transactions	(1,867,658)
Other temporary differences	(4,872)
Post October capital and currency losses	(2,422,613)

$(31,788,195)

Losses incurred after October 31 (Post-October capital and currency losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of August 31, 2015, the Fund had $2,421,828 Post-October capital losses and $785 Post-October currency losses.

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of April 30, 2016, the Fund has a capital loss carryforward of $27,939,964 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $20,909,458 of this carryforward will expire in 2018 and is considered short-term and $7,030,506 may be

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

carried forward indefinitely of which $3,306,584 is considered short-term and $3,723,922 is considered long-term.

As of April 30, 2016, cost for Federal Income tax purpose is $65,174,433 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,938,364
Gross unrealized depreciation	(9,811,413)

Net unrealized depreciation	$(1,873,049)

The difference between book basis and tax basis net unrealized depreciation is attributable primarily to tax deferral losses on wash sales.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

					Institutional Class
	Investor Class Shares		Class C Shares		Shares
	Year ended		Year ended		Year ended
	April 30, 2016		April 30, 2016		April 30, 2016

	Shares	Value	Shares	Value	Shares	Value

Shares sold	287,064	$4,465,731	1,023	$13,891	883,402	$14,792,846
Shares reinvested	8,285	131,395	–	–	7,986	135,354
Shares redeemed	(419,425)	(6,473,745)	(8,525)	(117,350)	(742,024)	(12,238,037)

Net increase (decrease)	(124,076)	$(1,876,619)	(7,502)	$(103,459)	149,364	$2,690,163

	Investor Class Shares		Class C Shares		Institutional Class
	Period		Period		Shares Period
	September 1, 2014 to		September 1, 2014 to		September 1, 2014 to
	April 30, 2015		April 30, 2015		April 30, 2015

	Shares	Value	Shares	Value	Shares	Value

Shares sold	408,949	$6,682,262	1,270	$18,183	805,582	$14,158,633
Shares reinvested	7,033	113,087	–	–	5,713	98,204
Shares redeemed	(188,134)	(3,065,695)	(4,193)	(60,188)	(736,582)	(12,753,990)

Net increase (decrease)	227,848	$3,729,654	(2,923)	$(42,005)	74,713	$1,502,847

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

					Institutional Class
	Investor Class Shares		Class C Shares		Shares
	Year ended		Year ended		Year ended
	August 31, 2014		August 31, 2014		August 31, 2014

	Shares	Value	Shares	Value	Shares	Value

Shares sold	573,270	$9,784,835	3,287	$49,028	2,684,919	$50,081,655
Shares redeemed	(180,557)	(3,099,655)	(4,553)	(68,594)	(172,515)	(3,278,494)

Net increase (decrease)	392,713	$6,685,180	(1,266)	$(19,566)	2,512,404	$46,803,161

NOTE 6 – NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investment in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investment measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for Fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Toreador International Fund and the
Board of Trustees of The World Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of the Toreador International Fund (The “Fund”), a series of World Funds Trust, as of April 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period September 1, 2014 to April 30, 2015 and for the year ended August 31, 2014, and the financial highlights for the year then ended and for the period September 1, 2014 to April 30, 2015 and each of the four years in the period ended August 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Toreador International Fund as of April 30, 2016, the results of its operations, the changes in its net assets, and the financial highlights for the periods mentioned above, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania	TAIT, WELLER & BAKER LLP
June 28, 2016

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

NON-INTERESTED TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 61	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	36	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 58	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	36	None

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 80	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	36	Independent Trustee of Gardner Lewis Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 28 series of that trust; (all registered investment companies).

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Pasco III 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 71	President and Principal Executive Officer	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Fund Services, Inc. (“CFS”), the Trust’s Administrator, Transfer Agent, Disbursing Agent, and Accounting Services Agent since 1993; and President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter. Mr. Pasco is a certified public accountant.	N/A	N/A
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Ann T. MacDonald 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 61	Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A
John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present:	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Holly B. Giangiulio 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 53	Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015-present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Chief Compliance Officer	Indefinite, Since August 2013.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

TOREADOR INTERNATIONAL FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Although this annual report pertains to only one of the mutual funds advised by Toreador Research & Trading, LLC (“TRT”), the following disclosure relates to the most recent investment advisory agreement renewal of the Toreador Core Fund, the Toreador International Fund and the Toreador Explorer Fund. The annual report for the other TRT advised mutual funds that are not contained herein are available by contacting the Fund.

At a meeting held on February 18-19, 2016, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Toreador Research & Trading, LLC (“Toreador” or “Adviser”) in regard to the Toreador Core Fund, the Toreador International Fund, and the Toreador Explorer Fund (collectively, the “Toreador Funds”).

Counsel reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser with respect to the Toreador Funds on behalf of each of the Toreador Funds. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Toreador Funds; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Toreador Funds; (iv) the extent to which economies of scale would be realized if the Toreador Funds grow and whether advisory fee

TOREADOR INTERNATIONAL FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

levels reflect those economies of scale for the benefit of the Toreador Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Toreador Funds and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Toreador Funds from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Toreador Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Toreador Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Toreador Funds, information on investment advice, performance, summaries of Toreador Funds’ expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Toreador Funds; (iii) the anticipated effect of size on the Toreador Funds’ performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Toreador Funds. It was noted that the Adviser is a privately held company and typically does not provide its financial information, although it made such information available to the Board for purposes of its consideration of whether to approve the Advisory Agreement. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement with respect to each of the Toreador Funds. The Board reviewed the services to be provided by the Adviser to the Toreador Funds including, without limitation: Toreador’s procedures for formulating investment recommendations and assuring compliance with the Toreador Funds’ investment objectives and limitations; its coordination of services for the Toreador Funds among the Toreador Funds’ service providers, and the anticipated efforts to promote the

TOREADOR INTERNATIONAL FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

Toreador Funds, grow assets, and assist in the distribution of Toreador Funds’ shares. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser was satisfactory and adequate for the Toreador Funds.

Investment Performance of the Toreador Funds and the Adviser.

The Board noted that the Adviser does not have any clients other than the Toreador Funds and has no present plans to expand its business beyond advising mutual funds. As such, no performance as to separate accounts comparable to the Toreador Funds existed. With regard to the Toreador Core Fund, the Board noted that the Institutional Class Shares of the Toreador Core Fund underperformed the category average of the U.S. Large Blend Classification for the 1-year period ended December 31, 2015, but it outperformed for the 3-year and 5-year periods. The Board noted that in comparison to its benchmark, the Toreador Core Fund had underperformed for the most recent 1-year period, performed relatively comparably for the 3-year period and it slightly underperformed for the 5-year period. With regard to the Toreador International Fund, the Board noted that the Toreador International Fund outperformed its category average of the Foreign Large Blend Classification for the 1-year and 3-year periods ended December 31, 2015. The Board noted that in comparison to its benchmark, the Toreador International Fund had outperformed for the most recent 1-year and 3-year periods. With regard to the Toreador Explorer Fund, the Board noted the Toreador Explorer Fund had a very short operating history having launched mid-year of 2015, and while there was no long-term performance for comparative purposes, the Board did note that the Toreador Explorer Fund underperformed its category average of U.S. Small Blend Classification for the short-term period. The Board did not consider the performance of the Toreador Explorer Fund relative to its benchmark in light of the relatively short operating history of that Fund. Based on the foregoing, the Board concluded that the investment performance information presented for the Toreador Funds was satisfactory.

The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Toreador Funds.

In considering the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Toreador Funds, the Trustees considered the Adviser’s staffing, personnel, and methods of operating; the financial condition of the Adviser and the level of commitment to the Adviser by the Adviser and its principals; the expected asset levels of the Toreador Funds; and the projected overall expenses of the Toreador Funds. The Trustees considered financial statements of the Adviser and discussed the financial stability and productivity of the firm and the firm’s affiliates. It was noted also that the Adviser receives operational support from its affiliate – The Applied Finance Group Ltd. The Trustees considered the fees and expenses of the Toreador Core Fund (including the

TOREADOR INTERNATIONAL FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

management fee) relative to its category average. The Trustees noted that the management fee for the Toreador Core Fund was above the category average and tending toward the higher end of the category, but it was well within the range for the category, U.S. Large Blend. The Trustees noted that the expense ratio for the Toreador Core Fund’s Institutional Class was well below the category average and that the expense ratio for the Retail Class was only slightly above the category average. The Trustees next considered the fees and expenses of the Toreador International Fund (including the management fee) relative to its category average. The Trustees noted that the management fee for the Toreador International Fund was the highest in its category, but that the overall net expenses were within the range of other funds for the category, Foreign Large Blend. The Trustees next considered the fees and expenses of the Toreador Explorer Fund (including the management fee) relative to its category average. The Trustees noted that the management fee for the Toreador Explorer Fund was above average and tending toward the higher end of its category, but was within the range for the category, U.S. Small Blend. With regard to the overall expenses for the Toreador Explorer Fund, the Board noted that the net expense ratio was lower than the category average for U.S. Small Blend. It was noted that with regard to each of the Toreador Funds, the Adviser has entered into an expense limitation agreement. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by each of the Toreador Funds was fair and reasonable.

The extent to which economies of scale would be realized as the Toreador Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Toreador Funds’ investors.

In this regard, the Board considered the Toreador Funds’ fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Toreador Funds would benefit from the expense limitation arrangement for each of the Toreador Funds. The Trustees also noted that the Toreador Funds would benefit from economies of scale under its agreements with some of its service providers other than the Adviser. It was noted that the Adviser does not manage any other separate accounts. Following further discussion of the Toreador Funds’ expected asset levels, expectations for growth, and levels of fees, the Board determined that the Toreador Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided potential savings or protection for the benefit of the Toreador Funds’ investors.

Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Toreador Funds; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the Toreador Funds; and the substance and

TOREADOR INTERNATIONAL FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

administration of the Adviser’s code of ethics. The Board also considered the affiliations of the Adviser, including those of its affiliate that produces and sells investment research and its affiliate that provides investment services to separately managed accounts – the Board considered the Adviser’s management of conflicts of interest that could arise in light of the activities of those affiliates. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that the Adviser noted the possible identification of distribution channels for the Toreador Funds and market exposure as indirect benefits of managing the Toreador Funds.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to each of the Toreador Funds was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to each of the Toreador Funds.

TOREADOR INTERNATIONAL FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 90 days of purchase of Investor Class and Institutional Class shares and deferred sales charges on certain redemptions made within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2015 and held for the six months ended April 30, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TOREADOR INTERNATIONAL FUND – continued
FUND EXPENSES (unaudited)

Institutional Class	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period* November 1, 2015 through April 30, 2016
Actual	$1,000.00	$ 973.80	$7.76
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	$7.93

Investor Class	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period* November 1, 2015 through April 30, 2016
Actual	$1,000.00	$ 972.40	$8.98
Hypothetical (5% return before expenses)	$1,000.00	$1,015.85	$9.18

Class C	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period* November 1, 2015 through April 30, 2016
Actual	$1,000.00	$ 969.00	$12.64
Hypothetical (5% return before expenses)	$1,000.00	$1,012.10	$12.91

*	Expenses are equal to the Fund’s annualized expense ratio of 1.58% for Institutional Class, 1.83% for Investor Class and 2.58% for Class C and multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

Investment Advisor:
Toreador Research & Trading, LLC
422 Fleming Street, Suite 7
Key West, Florida 33040

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110

More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services at (800) 673-0550 Toll Free.

Annual Report to Shareholders

TOREADOR CORE FUND

For the Year Ended
April 30, 2016

Management’s Discussion & Analysis (Unaudited)

For the year ended April 30, 2016, the Toreador Core Fund’s (the “Fund”) Retail Class shares returned –8.30% and Institutional Class shares returned –8.12% versus 0.34% for the Russell 1000® and 1.21% for the S&P 500® Index. The Fund mainly suffered from underperformance in Infotech, Consumer Discretionary, Consumer Staples, Industrials, and Financials. The Fund’s performance was very disappointing in the past year, but we are very confident in the underlying value of our holdings, and continue to believe they will justify our conviction and patience going forward.

It is our experience that during periods of macro-economic uncertainty, investors tend to over-buy low volatility stocks such as consumer staple type stocks, and over-sell stocks that are attractively priced relative to expected future cash flows. This behavior repeated in the past year when the market experienced significantly higher volatility, and hurt the Fund’s performance as the Fund remain invested in stocks which it believed are trading at a discount to expected future cash flows. 2015 and the first quarter of 2016 were often marked by significant macro-economic uncertainty. The key players - Europe, China, and the Federal Reserve continued to be sources of uncertainty and volatility for the market. The global economy remains stuck in a subpar growth environment, despite a massive QE program in Europe, and the Chinese government continuously reducing rates to re-ignite growth. Further, the dovish tilt of the US Fed has also created a fair amount of confusion and uncertainty, as the Fed has been adjusting its stand and interpretation of US unemployment and inflation data to delay rate actions.

The Fund invests across economic sectors, and generally aims for sector neutral investment weights. During this period, Financials were over-weighted, offset by underweights in Consumer Staples. Our work indicates that Consumer Staples as a group continue to be over-valued, while large banks and insurers in the financial sector are under-valued. Within the financial sector, many of the mega banks and big life insurance companies have been priced at or below their tangible book value, which we believe represent enormous upside potential should interest rates rise. Exiting 2015, the Fed created an expectation that rates would rise throughout 2016 and 2017 to approach more normal historic levels. However, to date, 2016 has witnessed a Fed that again has vacillated on its interpretation of US economic data, and as a result delayed and slowed rate hikes. This has created tremendous volatility and pressure on stock prices in the financial sector. Not surprisingly, our large exposure to the big banks – Bank of America (BAC), JP Morgan (JPM), Citigroup (C), and life insurance company Metlife (MET) negatively impacted the Fund’s performance. That said, we still believe the direction for US interest rates is to go up, albeit at a slow pace, and as a result our financial over-weight will help deliver outperformance going forward. Conversely, we are wary of the Staples sector and have found it challenging to find undervalued securities in that arena. As a result, Staples has become our most underweighted sector due to the shortage of quality, undervalued names in which to invest.

The other large detractor to the fund’s performance is the InfoTech sector, and specifically our investments in Micron (MU) and Intel (INTC). Recognizing the

1

attractive potential of their research pipeline and low valuations, the fund’s largest positions were Intel and Micron. Both companies have suffered from a continued and worse than expected deterioration of the PC market, and reduced IT spending as a result of slow global economic growth. Besides, Micron also suffered from poor execution of product introduction, which resulted in the firm losing nearly 60% of its value and contributing approximately 300 basis points of underperformance relative to the Russell 1000. Our view is the market’s reaction to Micron’s misfires is extraordinarily overdone. There are many positives on the horizon for Micron and for Intel, which we believe will offset the decline in the PC market and bring change in narrative and market sentiment for these stocks. 2016 will mark the introduction of two revolutionary memory products – 3D Nand and 3D X-Point, which are jointly developed and owned by Intel and Micron through a long standing research partnership. We are of the belief these products will create enormous value to each of these two companies that makes their shares compelling purchases at current values. As the products come to market, we believe the stocks valuations will reward the Fund’s investors for the volatility they have endured during the past year. Value investing is never easy, but over time it has proven again and again to be a superior approach to outperform the market. We might be a bit early in terms of believing and assigning significant value to these new products, as the delayed launches of these and other products hurt the short-term financial performance of these firms and subsequently their share price. That said, the revolutionary merit of those new products remains intact. As the products have started shipping and been sampled to large customers – we believe they will soon materially enhance each of these companies’ growth and profitability profile, and ultimately share price.

We hope to deliver good performance in the coming year and our strategy continues to consist of:

1.	Buying companies trading below our estimate of their intrinsic value;
2.	Avoiding wealth destroying management teams, and
3.	Investing across a broad range of economic sectors.

We remain confident in our belief that over time, such an approach leads to strong and sustainable returns that should achieve our goal of beating the total returns of the Russell 1000 Index.

Thank you for your continued trust and investment in our Fund.

The Fund’s top ten holdings are:

Micron Technology Inc.
Intel Corp
Bank of America Corp
MetLife Inc.
Citigroup Inc.
Morgan Stanley
B/E Aerospace, Inc.
Huntsman Corp
Allergan PLC
Kinder Morgan Inc.

2

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2016 and are subject to change at any time.

3

	Institutional Shares*

		Average Annual Return

	One Year Ended 4/30/2016	Five Years Ended 4/30/2016	Since Inception 8/31/2009 to 4/30/16

Toreador Core Fund
Institutional Class:	–8.12%	8.51%	11.32%
S&P 500® Index:	1.21%	11.02%	13.51%
Russell 1000® Index:	0.34%	10.81%	13.62%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares.

The S&P 500® Index is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of the U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

The Russell 1000® Index is an index of approximately 1,000 of the largest companies in the U.S. equity markets, the Russell 1000® is a subset of the Russell 3000® Index. The Russell 1000® comprises over 90% of the total market capitalization of all listed U.S. stocks, and is considered a bellwether index for large cap investing.

* Return figures reflect any change in price per share and assume the reinvestment of all dividends.

4

	Retail Class Shares*

		Average Annual Return

	One Year Ended 4/30/2016	Five Years Ended 4/30/2016	Since Inception 6/2/2006 to 4/30/16

Toreador Core Fund
Retail Class:	–8.30%	8.26%	5.18%
S&P 500® Index:	1.21%	11.02%	7.13%
Russell 1000® Index:	0.34%	10.81%	7.21%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares.

The S&P 500® Index is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of the U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

The Russell 1000® Index is an index of approximately 1,000 of the largest companies in the U.S. equity markets, the Russell 1000® is a subset of the Russell 3000® Index. The Russell 1000® comprises over 90% of the total market capitalization of all listed U.S. stocks, and is considered a bellwether index for large cap investing.

* Return figures reflect any change in price per share and assume the reinvestment of all dividends.

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6

TOREADOR CORE FUND SCHEDULE OF INVESTMENTS April 30, 2016

		Fair
	Shares	Value

COMMON STOCKS – 98.14%

CONSUMER DISCRETIONARY – 10.32%
AMC Networks Inc – Class A*	15,244	$994,366
Aramark	42,000	1,407,420
CarMax, Inc.*	22,704	1,202,177
Kohl’s Corp.	24,273	1,075,294
Liberty Interactive Corp.*	49,000	1,283,800
Lowe’s Companies, Inc.	17,109	1,300,626
Macy’s Inc.	26,460	1,047,551
Marriott International, Inc. – Class A	15,309	1,073,008
O’Reilly Automotive, Inc.*	4,439	1,166,037
Penn National Gaming, Inc.*	78,534	1,266,753
Staples, Inc.	121,429	1,238,576

		13,055,608

CONSUMER STAPLES – 7.52%
Altria Group, Inc.	19,459	1,220,274
Constellation Brands	8,598	1,341,804
Reynolds American Inc.	23,659	1,173,486
The Kroger Co.	32,337	1,144,406
Tyson Foods Inc. “A”*	18,416	1,212,141
Walgreens Boots Alliance, Inc.	14,908	1,181,906
Walmart	17,891	1,196,371
Whole Foods Market Inc.	35,676	1,037,458

		9,507,846

ENERGY – 5.29%
Kinder Morgan Inc.	111,000	1,971,360
PBF Energy, Inc. – Class A	45,530	1,465,155
Rowan Companies PLC A	71,614	1,347,059
Tesoro Corp.	10,276	818,895
Valero Energy Corp.	18,516	1,090,037

		6,692,506

7

TOREADOR CORE FUND SCHEDULE OF INVESTMENTS – continued April 30, 2016

		Fair
	Shares	Value

FINANCIALS – 23.20%
Aflac, Inc.	21,471	$1,480,855
The Allstate Corp.	16,923	1,100,841
Aspen Insurance Holdings Ltd.	26,468	1,226,792
Bank of America Corp.	366,872	5,341,656
Capital One Financial Corp.	18,710	1,354,417
Citigroup, Inc.	63,150	2,922,582
Discover Financial Services	19,958	1,123,037
Everest Re Group Ltd.	6,914	1,278,399
Hanover Insurance Group Inc.	12,603	1,080,833
Lincoln National Corp.	33,539	1,457,270
MetLife, Inc.	65,675	2,961,943
Morgan Stanley	85,000	2,300,100
Prudential Financial, Inc.	18,201	1,413,126
Santander Consumer USA Holdings Inc.*	120,079	1,581,440
The Travelers Cos., Inc.	11,739	1,290,116
Unum Group	41,595	1,422,965

		29,336,372

HEALTH CARE – 11.69%
AbbVie, Inc.	18,111	1,104,771
Allergan PLC*	9,400	2,035,664
Amgen, Inc.	7,541	1,193,740
Anthem, Inc.	9,749	1,372,367
C. R. Bard, Inc.	5,977	1,268,140
HCA Holdings, Inc.*	15,327	1,235,663
Hologic, Inc.*	37,253	1,251,328
Johnson & Johnson	13,500	1,513,080
Stryker Corp.	13,700	1,493,437
United Therapeutics Corp.*	9,571	1,006,869
VCA, Inc.*	20,776	1,308,265

		14,783,324

INDUSTRIAL – 8.61%
Allison Transmission Holdings, Inc.	48,300	1,391,523
AMERCO	3,389	1,192,928
Avis Budget Group, Inc.*	43,176	1,083,718

8

TOREADOR CORE FUND SCHEDULE OF INVESTMENTS – continued April 30, 2016

		Fair
	Shares	Value

B/E Aerospace, Inc.	44,572	$2,167,536
Delta Air Lines, Inc.	25,600	1,066,752
HD Supply Holdings, Inc.*	37,722	1,293,110
Trinity Industries, Inc.	66,506	1,297,532
United Rentals, Inc.*	20,859	1,396,093

		10,889,192

INFORMATION TECHNOLOGY – 25.27%
ARRIS Group, Inc.*	42,599	969,979
Broadcom LTD	8,553	1,246,600
CDW Corp.	32,799	1,262,762
CommScope Holdings Co., Inc.*	44,509	1,353,519
Fiserv, Inc.*	12,577	1,229,025
Global Payments Inc.	16,078	1,160,510
Hewlett-Packard Co.	108,767	1,334,571
Intel Corp.	227,305	6,882,795
Jabil Circuit, Inc.	58,055	1,007,835
Micron Technology, Inc.*	675,000	7,256,250
Rovi Corp.*	54,916	967,620
Skyworks Solution, Inc.	17,072	1,140,751
Tech Data Corp.*	16,900	1,160,861
Total System Services, Inc.	29,000	1,483,060
Visa, Inc. – Class A	16,676	1,288,054
The Western Union Co.	54,670	1,093,400
Xerox Corp.	117,302	1,126,099

		31,963,691

MATERIALS – 3.13%
Domtar Corp.	24,097	931,108
Huntsman Corp.	133,500	2,101,290
LyondellBasell Industries NV – Class A	11,131	920,200

		3,952,598

TELECOMMUNICATION SERVICES – 0.94%
Verizon Communications	23,300	1,186,902

9

TOREADOR CORE FUND SCHEDULE OF INVESTMENTS - continued April 30, 2016

		Fair
	Shares	Value

UTILITIES – 2.17%
Entergy Corp.	20,063	$1,508,336
UGI Corp.	30,643	1,233,074

		2,741,410

TOTAL COMMON STOCKS – 98.14%
(Cost: $122,178,455)		124,109,449

EXCHANGE TRADED FUND – 1.27%
SPDR S&P 500 ETF Trust	7,750	1,598,825

TOTAL EXCHANGE TRADED FUND – 1.27%
(Cost: $1,600,116 )		1,598,825

TOTAL INVESTMENTS – 99.41%
(Cost: $123,778,571)		125,708,274
Other assets, net of liabilities – 0.59%		751,943

NET ASSETS – 100%		$126,460,217

* Non-income producing

See Notes to Financial Statements

10

TOREADOR CORE FUND STATEMENT OF ASSETS AND LIABILITIES April 30, 2016

ASSETS
Investments at fair value (identified cost of $123,778,571)	$125,708,274
Receivable for securities sold	1,224,351
Receivable for capital stock sold	54,624
Dividends receivable	75,586
Prepaid expenses	79,210

127,142,045

LIABILITIES
Liabilities in excess of bank balance	355,519
Payable for capital stock redeemed	219,156
Accrued investment management fees	78,757
Accrued administrative, transfer agent and accounting fees	6,736
Accrued professional fees	18,950
Accrued custodian fees	2,710

681,828

NET ASSETS	$126,460,217

Net Assets Consist of :
Paid-in-capital applicable to 9,584,556 no par value shares of beneficial interest outstanding, unlimited shares authorized	$119,982,191
Accumulated net investment income (loss)	267,507
Accumulated net realized gain (loss) on investments and option contracts	4,280,816
Net unrealized appreciation (depreciation) of investments	1,929,703

Net Assets	$126,460,217

NET ASSET VALUE PER SHARE
Institutional Class
($71,173,885 / 5,391,636 shares outstanding)	$13.20

Retail Class
($55,286,332 / 4,192,920 shares outstanding)	$13.19

See Notes to Financial Statements

11

TOREADOR CORE FUND STATEMENT OF OPERATIONS

For the year ended
April 30, 2016

INVESTMENT INCOME
Dividend	$2,260,589
Interest	903

Total investment income	2,261,492

EXPENSES
Investment management fees (Note 2)	1,343,912
Administrative Services Plan fees - Retail Class (Note 2)	171,244
Recordkeeping and fund administrative services (Note 2)	80,282
Accounting fees	54,914
Custody fees	14,931
Transfer agent fees (Note 2)	64,692
Professional fees	41,262
Filing and registration fees	39,957
Trustees fees	3,322
Compliance fees	7,698
Shareholder services and reports	76,294
Other	32,895

Total expenses	1,931,403
Management fees waivers (Note 2)	(341,634)

Net Expenses	1,589,769

Net investment income (loss)	671,723

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND OPTIONS PURCHASED AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	8,247,374
Net realized gain (loss) on options purchased	(1,324,319)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(22,274,807)
Net increase (decrease) in unrealized appreciation (depreciation) of options purchased	610,478

Net realized and unrealized gain (loss) on investments and options purchased	(14,741,274)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(14,069,551)

See Notes to Financial Statements

12

TOREADOR CORE FUND STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	April 30, 2016	April 30, 2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$671,723	$420,688
Net realized gain (loss) on investments	6,923,055	6,028,043
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(21,664,329)	9,053,073

Increase (decrease) in net assets from operations	(14,069,551)	15,501,804

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(490,582)	(169,749)
Retail Class	(213,735)	(21,715)
Net realized gains
Institutional Class	(1,371,924)	(5,168,649)
Retail Class	(1,110,044)	(4,867,461)

Decrease in net assets from distributions	(3,186,285)	(10,227,574)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	37,714,256	43,547,668
Retail Class	21,688,670	36,995,073
Distributions reinvested
Institutional Class	1,137,226	3,822,056
Retail Class	1,197,852	4,545,142
Shares redeemed
Institutional Class	(34,616,075)*	(21,128,852)*
Retail Class	(34,194,082)*	(22,013,473)*

Increase (decrease) in net assets from capital stock transactions	(7,072,153)	45,767,614

NET ASSETS
Increase (decrease) during year	(24,327,989)	51,041,844
Beginning of year	150,788,206	99,746,362

End of year (including undistributed net investment income (loss) of $267,507 and $300,101, respectively)	$126,460,217	$150,788,206

* Reflects redemption fees of $68 and $10,793 in the Institutional Class and $4 and $14,466 in the Retail Class.

See Notes to Financial Statements

13

TOREADOR CORE FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Institutional Class Shares

	Years ended April 30

	2016	2015	2014	2013	2012

Net asset value, beginning of year	$14.68	$13.88	$12.21	$10.83	$11.04

Investment activities
Net investment income (loss)(1)	0.08	0.06	0.05	0.08	0.04
Net realized and unrealized
gain (loss) on investments and
options contracts purchased	(1.25)	1.86	2.84	1.77	(0.21)

Total from investment activities	(1.17)	1.92	2.89	1.85	(0.17)

Distributions
Net investment income	(0.08)	(0.04)	(0.04)	(0.09)	(0.05)
Net realized gain	(0.23)	(1.08)	(1.18)	(0.38)	–

Total distributions	(0.31)	(1.12)	(1.22)	(0.47)	(0.05)

Paid-in capital from redemption fees(A)	–	–	–	–	–

Payment by an affiliate for investment violation and trading error (Note 3)	–	–	–	–	0.01

Net asset value, end of year	$13.20	$14.68	$13.88	$12.21	$10.83

Total Return	(8.12% )	13.86%	23.97%	17.69%	(1.42% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.18%	1.25%	1.33%	1.49%	1.43%
Expenses, net of management fee waivers reimbursements	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	0.56%	0.45%	0.39%	0.70%	0.47%
Portfolio turnover rate	67.73%	64.00%	95.00%	77.00%	105.00%
Net assets, end of year (000’s)	$71,174	$76,495	$48,047	$24,901	$19,673

(A) Less than $0.01 per share.
(1) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

14

TOREADOR CORE FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Retail Class Shares

	Years ended April 30,

	2016	2015	2014	2013	2012

Net asset value, beginning of year	$14.66	$13.87	$12.20	$10.82	$11.03

Investment activities
Net investment income (loss)(1)	0.04	0.02	0.01	0.06	0.03
Net realized and unrealized gain (loss) on investments and options contracts purchased	(1.24)	1.85	2.85	1.76	(0.23)

Total from investment activities	(1.20)	1.87	2.86	1.82	(0.20)

Distributions
Net investment income	(0.04)	–	(0.01)	(0.06)	(0.02)
Net realized gain	(0.23)	(1.08)	(1.18)	(0.38)	–

Total distributions	(0.27)	(1.08)	(1.19)	(0.44)	(0.02)

Paid-in capital from redemption fees(A)	–	–	–	–	–

Payment by an affiliate for investment violation and trading error (Note 3)	–	–	–	–	0.01

Net asset value, end of year	$13.19	$14.66	$13.87	$12.20	$10.82

Total Return	(8.30% )	13.57%	23.72%	17.37%	(1.67% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.43%	1.50%	1.58%	1.73%	1.65%
Expenses, net of management fee waivers reimbursements	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	0.31%	0.20%	0.15%	0.44%	0.27%
Portfolio turnover rate	67.73%	64.00%	95.00%	77.00%	105.00%
Net assets, end of year (000’s)	$55,286	$74,294	$51,700	$29,109	$31,207

(A)Less than $0.01 per share.
(1)Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

15

TOREADOR CORE FUND NOTES TO THE FINANCIAL STATEMENTS April 30, 2016

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Toreador Core Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Fund was reorganized from UST into the Trust.

The investment objective of the Fund is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

16

TOREADOR CORE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2016:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Observable Inputs	Total

Common Stocks	$124,109,449	$–	$–	$124,109,449
Exchange Traded Fund	1,598,825	–	–	1,598,825

	$125,708,274	$–	$–	$125,708,274

17

TOREADOR CORE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the year ended April 30, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended April 30, 2016.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2013-2015) or expected to be taken in the Fund’s 2016 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

18

TOREADOR CORE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended April 30, 2016, there were no such reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and administrative services plan fees are allocated to the particular class to which they are attributable.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments on related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the year ended April 30, 2016 is as follows:

Change in Unrealized
	Realized Gain (Loss)	Appreciation
	On Derivatives	(Depreciation) on
	Recognized in	Derivatives Recognized
Derivative	Income*	In Income**

Purchased Options – Call	$(1,324,319)	$610,478

* Statement of Operations location: Net realized gain (loss) on options purchased
** Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options purchased.

19

TOREADOR CORE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

Options

The Fund may use options in order to hedge its portfolio, to manage risk or to obtain market exposure. The Fund may buy or sell put and call options, such as options on securities and equity indices, and enter into closing transactions with respect to options to terminate an existing position. As an example, the Fund may buy index options to serve as a hedge against overall fluctuations in the securities market represented by the relevant market index. The Fund may sell put or call options to enable the Fund to enhance income by reason of the premiums paid by the buyer of such options. The Fund will sell call options only to the extent that it owns the underlying security or, with respect to options on stock indices, holds a portfolio of securities substantially replicating the movement of the index. To the extent the Fund enters into an options transaction for hedging purposes, imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

The activity in options written during the year ended April 30, 2016 is as follows:

		Premiums
	Contracts	Received

Options outstanding, beginning of year	3,500	$1,908,978
Options written	1,000	302,642
Options closed	(4,500)	(2,211,620)

Options outstanding, end of year	–	$–

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND
OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, Toreador Research & Trading, LLC (“TRT”) provides investment services for an annual fee of 0.90% of average daily net assets of the Fund. For the year ended April 30, 2016, TRT earned $1,343,912 and waived $341,634 in investment management fees.

TRT has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Retail only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees, and extraordinary litigation expenses) do not exceed 0.95% of the Fund’s average daily net assets through August 31, 2017. Each waiver or reimbursement of an expense by TRT is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense cap may not be terminated prior to this date except

20

TOREADOR CORE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

by the Board of Trustees. The total amount of recoverable reimbursements as of April 30, 2016 was $1,012,520 and expires as follows:

2017	$279,176
2018	391,710
2019	341,634

$1,012,520

Prior to May 9, 2015, Huntington Asset Services, Inc. (“HASI”), served as the Fund’s Transfer and Dividend Disbursing Agent, Administrator, and Pricing Agent and Unified Financial Securities, Inc. (“UFS”) served as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Certain trustees and officers of HASI and UFS were employees or officers of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., the parent of UFS.

The Fund has adopted an Administrative Services Plan with respect to Retail Shares, pursuant to which the Fund pays an annual fee of 0.25% of the average daily net assets of the Fund’s Retail Shares to the Adviser to compensate financial intermediaries that provide administrative services to the Retail Shares shareholders pursuant to a written agreement with the Fund or the Fund’s distributor. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund, its distributor and/or the Adviser to provide ongoing administrative and shareholder account services to their customers who hold the Fund’s Retail Shares. For purposes of the Administrative Services Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Retail Shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Retail Shares; (iv) processing dividend payments; and (v) providing periodic account statements. Over time, administrative services fees increase the cost of your investment in the Fund’s Retail Shares because these fees are paid out of the assets of the Retail Shares on an on-going basis. For the year ended April 30, 2016, there were $171,244 in Retail Class Administrative Services expenses incurred.

As of May 9, 2015, First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period May 9, 2015 to April 30, 2016, FDCC received no underwriting fees.

As of May 9, 2015, Commonwealth Fund Services, Inc. (“CFSI”), acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFSI provides shareholder, recordkeeping, administrative and blue-sky filing services and earned $80,282 for its services for the period May 9, 2015 to

21

TOREADOR CORE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

April 30, 2016. As the Fund’s transfer agent and dividend disbursing agent, CFSI earned $64,692 for its services for the period May 9, 2015 to April 30, 2016. As pricing agent, CFSI earned $54,914 for its accounting services for the period May 9, 2015 to April 30, 2016.

Certain officers of the Trust are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended April 30, 2016, aggregated $98,679,818 and $105,251,867 respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the year ended April 30, 2016 and the year ended April 30, 2015, respectively, was as follows:

	Year ended	Year ended
	April 30, 2016	April 30, 2015

Distributions paid from
Ordinary income	$713,126	$3,468,147
Accumulated net realized gain on investments	$2,473,159	$6,759,427

Total distributions	$3,186,285	$10,227,574

22

TOREADOR CORE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

As of April 30, 2016 the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$444,040
Accumulated net realized gain (loss) of investments	4,127,881
Net unrealized appreciation (depreciation) of investments	1,906,105

$6,478,026

As of April 30, 2016 the cost for Federal income tax purpose was $123,802,169.

Net unrealized appreciation consists of:

Gross unrealized appreciation	$13,070,551
Gross unrealized depreciation	(11,164,446)

Net unrealized appreciation	$1,906,105

The difference between book basis and tax basis unrealized appreciation is attributable primarily to tax deferral of losses on wash sales.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Institutional Class Year Ended April 30, 2016		Retail Class Year Ended April 30, 2016

	Shares	Value	Shares	Value

Shares sold	2,664,262	$37,714,256	1,578,216	$21,688,670
Shares reinvested	81,230	1,137,226	85,561	1,197,852
Shares redeemed	(2,565,046)	(34,616,075)	(2,538,421)	(34,194,082)

Net increase (decrease)	180,446	$4,235,407	(874,644)	$(11,307,560)

	Institutional Class Year ended April 30, 2015		Retail Class Year ended April 30, 2015

	Shares	Value	Shares	Value

Shares sold	2,922,568	$43,547,668	2,528,748	$36,995,073
Shares reinvested	263,046	3,822,056	313,026	4,545,142
Shares redeemed	(1,437,207)	(21,128,852)	(1,502,253)	(22,013,473)

Net increase (decrease)	1,748,407	$26,240,872	1,339,521	$19,526,742

23

TOREADOR CORE FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

NOTE 6 – SPECIAL MEETING OF THE SHAREHOLDERS (unaudited)

On May 6, 2015, a special meeting of the shareholders of the Fund was held for the purpose of considering the approval of a non-taxable reorganization of the Fund into a newly created series of another investment company, the World Funds Trust. The reorganization was approved by the shareholders of the Fund and the closing of the reorganization took place on May 8, 2015 based on the following results:

Total Outstanding Shares:	10,339,024

Total Shares Voted:	5,516,681

Voted For:	5,456,843
Voted Against:	1,264
Abstained:	58,574

NOTE 7 – NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investment in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investment measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for Fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Toreador Core Fund and the
Board of Trustees of The World Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of the Toreador Core Fund (The “Fund”), a series of World Funds Trust, as of April 30, 2016, and the related statements of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended April 30, 2015 and the financial highlights for each of the four years in the period ended April 30, 2015 were audited by other auditors, and in their opinion dated June 25, 2015, the other auditors expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Toreador Core Fund as of April 30, 2016, and the results of its operations, the changes in its net assets and the financial highlights for the year ended April 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania	TAIT, WELLER & BAKER LLP
June 28, 2016

25

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

NON-INTERESTED TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by trustee
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 61	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	36	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 58	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	36	None

26

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by trustee
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 80	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	36	Independent Trustee of Gardner Lewis Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 28 series of that trust; (all registered investment companies).

27

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by trustee
John Pasco III 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 71	President and Principal Executive Officer	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Fund Services, Inc. (“CFS”), the Trust’s Administrator, Transfer Agent, Disbursing Agent, and Accounting Services Agent since 1993; and President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter. Mr. Pasco is a certified public accountant.	N/A	N/A
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003-present.	N/A	N/A

28

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by trustee
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Ann T. MacDonald 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 61	Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A
John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present.	N/A	N/A

29

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by trustee
Holly B. Giangiulio 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 53	Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 – present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

30

TOREADOR CORE FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Although this annual report pertains to only one of the mutual funds advised by Toreador Research & Trading, LLC (“TRT”), the following disclosure relates to the most recent investment advisory agreement renewal of the Toreador Core Fund, the Toreador International Fund and the Toreador Explorer Fund. The annual report for the other TRT advised mutual funds that are not contained herein are available by contacting the Fund.

At a meeting held on February 18-19, 2016, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Toreador Research & Trading, LLC (“Toreador” or “Adviser”) in regard to the Toreador Core Fund, the Toreador International Fund, and the Toreador Explorer Fund (collectively, the “Toreador Funds”).

Counsel reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser with respect to the Toreador Funds on behalf of each of the Toreador Funds. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Toreador Funds;

31

TOREADOR CORE FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

(iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Toreador Funds; (iv) the extent to which economies of scale would be realized if the Toreador Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Toreador Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Toreador Funds and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Toreador Funds from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Toreador Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Toreador Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Toreador Funds, information on investment advice, performance, summaries of Toreador Funds’ expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Toreador Funds; (iii) the anticipated effect of size on the Toreador Funds’ performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Toreador Funds. It was noted that the Adviser is a privately held company and typically does not provide its financial information, although it made such information available to the Board for purposes of its consideration of whether to approve the Advisory Agreement. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement with respect to each of the Toreador Funds. The

32

TOREADOR CORE FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

Board reviewed the services to be provided by the Adviser to the Toreador Funds including, without limitation: Toreador’s procedures for formulating investment recommendations and assuring compliance with the Toreador Funds’ investment objectives and limitations; its coordination of services for the Toreador Funds among the Toreador Funds’ service providers, and the anticipated efforts to promote the Toreador Funds, grow assets, and assist in the distribution of Toreador Funds’ shares. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser was satisfactory and adequate for the Toreador Funds.

Investment Performance of the Toreador Funds and the Adviser.

The Board noted that the Adviser does not have any clients other than the Toreador Funds and has no present plans to expand its business beyond advising mutual funds. As such, no performance as to separate accounts comparable to the Toreador Funds existed. With regard to the Toreador Core Fund, the Board noted that the Institutional Class Shares of the Toreador Core Fund underperformed the category average of the U.S. Large Blend Classification for the 1-year period ended December 31, 2015, but it outperformed for the 3-year and 5-year periods. The Board noted that in comparison to its benchmark, the Toreador Core Fund had underperformed for the most recent 1-year period, performed relatively comparably for the 3-year period and it slightly underperformed for the 5-year period. With regard to the Toreador International Fund, the Board noted that the Toreador International Fund outperformed its category average of the Foreign Large Blend Classification for the 1-year and 3-year periods ended December 31, 2015. The Board noted that in comparison to its benchmark, the Toreador International Fund had outperformed for the most recent 1-year and 3-year periods. With regard to the Toreador Explorer Fund, the Board noted the Toreador Explorer Fund had a very short operating history having launched mid-year of 2015, and while there was no long-term performance for comparative purposes, the Board did note that the Toreador Explorer Fund underperformed its category average of U.S. Small Blend Classification for the short-term period. The Board did not consider the performance of the Toreador Explorer Fund relative to its benchmark in light of the relatively short operating history of that Fund. Based on the foregoing, the Board concluded that the investment performance information presented for the Toreador Funds was satisfactory.

The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Toreador Funds.

In considering the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Toreador Funds, the Trustees considered the Adviser’s staffing, personnel, and methods of operating; the financial

33

TOREADOR CORE FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

condition of the Adviser and the level of commitment to the Adviser by the Adviser and its principals; the expected asset levels of the Toreador Funds; and the projected overall expenses of the Toreador Funds. The Trustees considered financial statements of the Adviser and discussed the financial stability and productivity of the firm and the firm’s affiliates. It was noted also that the Adviser receives operational support from its affiliate – The Applied Finance Group . The Trustees considered the fees and expenses of the Toreador Core Fund (including the management fee) relative to its category average. The Trustees noted that the management fee for the Toreador Core Fund was above the category average and tending toward the higher end of the category, but it was well within the range for the category, U.S. Large Blend. The Trustees noted that the expense ratio for the Toreador Core Fund’s Institutional Class was well below the category average and that the expense ratio for the Retail Class was only slightly above the category average. The Trustees next considered the fees and expenses of the Toreador International Fund (including the management fee) relative to its category average. The Trustees noted that the management fee for the Toreador International Fund was the highest in its category, but that the overall net expenses were within the range of other funds for the category, Foreign Large Blend. The Trustees next considered the fees and expenses of the Toreador Explorer Fund (including the management fee) relative to its category average. The Trustees noted that the management fee for the Toreador Explorer Fund was above average and tending toward the higher end of its category, but was within the range for the category, U.S. Small Blend. With regard to the overall expenses for the Toreador Explorer Fund, the Board noted that the net expense ratio was lower than the category average for U.S. Small Blend. It was noted that with regard to each of the Toreador Funds, the Adviser has entered into an expense limitation agreement. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by each of the Toreador Funds was fair and reasonable.

The extent to which economies of scale would be realized as the Toreador Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Toreador Funds’ investors.

In this regard, the Board considered the Toreador Funds’ fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Toreador Funds would benefit from the expense limitation arrangement for each of the Toreador Funds. The Trustees also noted that the Toreador Funds would benefit from economies of scale under its agreements with some of its service providers other than the Adviser. It was noted that the Adviser does not manage any other separate accounts. Following further discussion of the Toreador Funds’ expected asset levels, expectations for growth, and levels of fees, the Board determined that the Toreador Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided potential savings or protection for the benefit of the Toreador Funds’ investors.

34

TOREADOR CORE FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Toreador Funds; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the Toreador Funds; and the substance and administration of the Adviser’s code of ethics. The Board also considered the affiliations of the Adviser, including those of its affiliate that produces and sells investment research and its affiliate that provides investment services to separately managed accounts – the Board considered the Adviser’s management of conflicts of interest that could arise in light of the activities of those affiliates. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that the Adviser noted the possible identification of distribution channels for the Toreador Funds and market exposure as indirect benefits of managing the Toreador Funds.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to each of the Toreador Funds was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to each of the Toreador Funds.

35

TOREADOR CORE FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 60 days of purchase of Retail Class and Institutional Class shares and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2015 and held for the six months ended April 30, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36

TOREADOR CORE FUND – continued
FUND EXPENSES (unaudited)

Institutional Class	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period* November 1, 2015 through April 30, 2016
Actual	$1,000.00	$ 939.31	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.77

Retail Class	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period* November 1, 2015 through April 30, 2016
Actual	$1,000.00	$ 938.12	$5.78
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.02

* Expenses are equal to the Fund s annualized expense ratio of 0.95% for Institutional Class and 1.20% for Investor Class and multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

37

Investment Advisor:
Toreador Research & Trading, LLC
422 Fleming Street, Suite 7
Key West, Florida 33040

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Administration and Fund Accounting:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:
Fifth Third Bank
38 Fountain Square Plaza
MD 1090CC
Cincinnati, Ohio 45263

More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services at (800) 673-0550 Toll Free.

Annual Report to Shareholders

TOREADOR EXPLORER FUND

For the Period June 11, 2015*
to
April 30, 2016

*Inception date

Management’s Discussion & Analysis

The Toreador Explorer Fund’s (the “Fund”) Investor Class shares returned –9.6% from its inception on June 30, 2015 to April 30, 2016 versus –8.73% for the Russell 2000® Index. The Fund’s Institutional Class shares returned –10.4% from its inception on June 12, 2015 to April 30, 2016, versus –9.72% for the Russell 2000® Index.

Toreador Explorer Fund utilizes a systematic investment process that emphasizes the following core concepts:

1.	Identify companies trading at a discount to our estimate of the company’s intrinsic value;
2.	Identify companies exhibiting improving operating momentum;
3.	Identify companies exhibiting superior price momentum; and
4.	Identify companies exhibiting superior quality traits as defined by our research.

In addition, the Fund aims to be sector neutral to the Russell 2000® Index, and is rebalanced quarterly.

For the year, the Fund benefited from stock selections in the following sectors that outperformed their benchmarks:

1.	Industrials
2.	Materials
3.	Utilities

Conversely, the Fund suffered from stock selections in the following sectors that underperformed their benchmarks:

1.	Financials
2.	Consumer Discretionary

As the Fund invests its holdings in an approximately equal weighted basis within each sector, the weighting differences are small across the Fund’s positions. However, we do have some stocks that have performed very well and very poorly, which had relative big impact on the overall fund. Those names are:

Good Performers

1.	Hawaiian Holdings (HA)
2.	Trinseo SA (TSE)
3.	Cash America International (CSH)
4.	CSG Systems International (CSGS)
5.	Flagstar Bancorp (FBC)

1

Poor Performers

1.	Endurance International Group (EIGI)
2.	Heritage Insurance Holdings (HRTG)
3.	Marcus & Millichap Inc (MMI)
4.	Harmonic Inc (HLIT)
5.	American Equity Investment Life Holding Company (AEL)

The Russell 2000® Index has seen its value appreciate nearly 200% after exiting its great recession trough in February 2009. It is our view that the US small-mid cap space is over-valued. Therefore, it is absolutely critical to be selective when investing in this space, and purchase companies with: valuation appeal, a solid operational track record, positive momentum indicator, and attractive quality traits. Despite underperforming in the Fund’s first year, we believe that over time, our selection process will lead to strong and sustainable returns that should achieve our goal of beating the total returns of the Russell 2000® Index.

We thank you for placing your investments and confidence in our Fund.

2

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2016 and are subject to change at any time.

3

Institutional Shares**
Return*
Since Inception
6/11/15 to 4/30/16

Toreador Explorer Fund Institutional Class:	–10.40%
Russell 2000® Index:	–9.72%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 2000® Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000® Index. The index represents approximately 8% of the total market capitalization of the Russell 3000® Index.

* Returns are not annualized

** Return figures reflect any change in price per share and assume the reinvestment of all dividends.

4

Investor Shares**
Return*
Since Inception
6/30/15 to 4/30/16

Toreador Explorer Fund Investor Class:	–9.60%
Russell 2000® Index:	–8.73%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

The Russell 2000® Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000® Index. The index represents approximately 8% of the total market capitalization of the Russell 3000® Index.

* Returns are not annualized

** Return figures reflect any change in price per share and assume the reinvestment of all dividends.

5

6

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
April 30, 2016

		Fair
	Shares	Value

COMMON STOCKS – 96.45%

CONSUMER DISCRETIONARY – 14.57%
American Axle & Manufacturing Holdings, Inc.*	7,684	$119,179
Asbury Automotive Group Inc.*	1,978	119,906
Big Lots, Inc.*	2,036	93,371
Cooper Standard Holdings, Inc.*	1,753	135,174
Diamond Resorts International Inc.*	5,795	122,912
Isle of Capri Casinos, Inc.*	7,681	114,447
Meritage Homes Corp.*	3,283	111,720
Planet Fitness Inc “A”*	7,810	119,962
Rent-A-Center, Inc.	6,556	96,373
Sinclair Broadcast Group, Inc. “A”*	3,746	120,134
Taylor Morrison Home Corp. “A”*	8,153	117,403
Tenneco Inc.*	1,938	103,295

		1,373,876

CONSUMER STAPLES – 4.24%
Cal-Maine Foods, Inc.	2,650	134,514
Fresh Del Monte Produce Inc.	3,133	135,534
USANA Health Sciences, Inc.	1,096	129,810

		399,858

ENERGY – 2.45%
MDU Resources Group, Inc.	5,549	111,313
World Fuel Services Corp.	2,572	120,189

		231,502

FINANCIALS – 23.14%
American Capital Mortgage Investment Corp.	5,733	85,020
American Equity Investment Life Holding Co.	6,425	89,950
BlackRock Capital Investment Corp.	12,926	108,708
BofI Holdings, Inc.*	6,390	130,164
Credit Acceptance Corp.*	603	118,351
Customers Bancorp, Inc.*	4,908	127,510
Encore Capital Group, Inc.*	4,511	126,985
Flagstar Bancorp, Inc.*	4,984	117,971
Fortress Investment Group LLC “A”	16,752	83,257
Heritage Insurance Holdings, Inc.	9,113	121,112

7

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS – continued
April 30, 2016

		Fair
	Shares	Value

HFF Inc. - Class A	3,318	$105,612
Homestreet Inc.*	5,646	121,671
Marcus & Millichap, Inc.*	5,050	126,654
MGIC Investment Corp.*	15,856	114,639
National General Holdings Corp.	5,564	112,337
Nationstar Mortgage Holdings, Inc.	10,357	120,038
PRA Group, Inc*	3,832	127,146
Radian Group Inc.	9,825	125,662
Walker & Dunlop Inc.*	5,432	119,776

		2,182,563

HEALTH CARE – 15.09%
Air Methods Corp.*	3,372	124,696
Chemed Corp.	931	120,825
Civitas Solutions Inc.*	4,836	96,913
Emergent BioSolutions, Inc.*	2,844	109,551
The Ensign Group, Inc.	5,515	124,418
INC Research Holdings Inc.*	2,238	107,715
Merit Medical Systems, Inc.*	6,443	130,471
PRA Health Sciences, Inc.*	2,366	112,267
Pestige Brands Holdings, Inc.*	2,140	121,509
Providenc Service Corporation*	2,526	125,896
Surgical Care Affiliates Inc.*	2,521	121,890
VWR Corp.*	4,767	126,993

		1,423,144

INDUSTRIAL – 13.38%
American Railcar Industries, Inc.	3,095	126,926
CBIZ, Inc.*	12,934	131,668
CEB Inc.	2,024	124,861
Deluxe Corp.	2,105	132,152
H&E Equipment Services, Inc.	7,271	147,092
Hawaiian Holdings, Inc.*	2,926	123,097
Kirby Corp.*	1,925	122,853
TriNet Group, Inc.*	6,547	108,811
Wabash National Corp.*	8,168	116,394
Wesco Aircraft Holdings, Inc.*	8,869	127,980

		1,261,834

8

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS – continued
April 30, 2016

		Fair
	Shares	Value

INFORMATION TECHNOLOGY – 16.90%
CACI International Inc.*	1,177	$113,168
Ciena Corp.*	7,414	124,778
Cirrus Logic, Inc.*	2,999	108,264
CSG Systems International, Inc.	2,352	104,382
Endurance International Group Holdings, Inc.*	12,045	129,002
Harmonic Inc.*	26,236	90,777
Mentor Graphics Corp.*	5,800	115,768
Microsemi Corp.*	2,969	100,322
NeuStar, Inc. Class A*	5,175	121,561
ScanSource, Inc.*	2,611	106,215
Take-Two Interactive Software, Inc.*	3,095	105,787
Tech Data Corp.*	1,782	122,406
Verifone Systems, Inc.*	4,380	124,655
Web.com Group Inc.*	6,337	126,677

		1,593,762

MATERIALS – 3.83%
Commerical Metals Co.	6,824	122,286
Stepan Co.	2,138	131,038
Trinseo S.A.*	2,516	107,660

		360,984

TELECOMMUNICATION SERVICES – 0.53%
Vonage Holdings Corp.*	10,619	49,591

UTILITIES – 2.32%
Ormat Technologies Inc.	2,498	108,413
Vectren Corp.	2,261	110,450

		218,863

TOTAL COMMON STOCKS – 96.45%
(Cost: $9,507,196)		9,095,977

9

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS – continued
April 30, 2016

		Fair
	Shares	Value

EXCHANGED TRADED FUND – 2.01%
iShares Russell 2000	850	$95,506
Vanguard Russell 2000	1,041	93,836

		189,342

TOTAL EXCHANGE TRADED FUND – 2.01%
(Cost: $180,865)		189,342

MONEY MARKET FUND – 10.41%
Federated Treasury Obligations Fund 0.13%**	982,080	982,080

TOTAL MARKET FUND – 10.41%
(Cost: $982,080)		982,080

TOTAL INVESTMENTS – 108.87%
(Cost: $10,670,141)		10,267,399

Liabilities in excess of other assets – (8.87)%		(836,581)

NET ASSETS – 100.00%		$9,430,818

* Non-Income producing
** Effective 7 day yield as of April 30, 2016

See Notes to Financial Statements

10

TOREADOR EXPLORER FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016

ASSETS
Investments at fair value (identified cost of $10,670,141)	$10,267,399
Receivable for securities sold	589,835
Receivable for capital stock sold	22,823
Dividends receivable	935
Due from the Advisor	986
Prepaid expenses	19,914

10,901,892

LIABILITIES
Payable for securities purchased	1,449,417
Payable for capital stock redeemed	20,507
Accrued 12b-1 fees	254
Accrued administration, transfer agent and accounting fees	579
Accrued custodian fees	317

1,471,074

NET ASSETS	$9,430,818

Net Assets Consist of :
Paid-in-capital applicable to 1,052,617 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$10,122,165
Accumulated net realized gain (loss) on investments	(288,605)
Net unrealized appreciation (depreciation) of investments	(402,742)

Net Assets	$9,430,818

NET ASSET VALUE PER SHARE
Institutional Class
($7,047,644 / 786,355 shares outstanding)	$8.96

Investor Class
($2,383,174 / 266,262 shares outstanding)	$8.95

See Notes to Financial Statements

11

TOREADOR EXPLORER FUND
STATEMENT OF OPERATIONS

For the period
June 11, 2015* to
April 30, 2016

INVESTMENT INCOME
Dividend	$59,933
Interest	159

Total investment income	60,092

EXPENSES
Investment management fees (Note 2)	60,081
Rule 12b-1 and servicing fees Investor Class (Note 2)	2,843
Recordkeeping and administrative services (Note 2)	2,837
Pricing services fees (Note 2)	2,299
Custody fees	2,817
Transfer agent fees (Note 2)	5,315
Professional fees	15,154
Filing and registration fees	13,334
Trustees fees	3,360
Compliance fees	6,222
Shareholder services and reports	16,601
Other	10,641

Total expenses	141,504
Fee waivers and reimbursed expenses (Note 2)	(78,578)

Net Expenses	62,926

Net investment income (loss)	(2,834)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(288,605)
Net increase (decrease) in unrealized appreciation (depreciation)
of investments	(402,742)

Net realized and unrealized gain (loss) on investments	(691,347)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(694,181)

* Inception date

See Notes to Financial Statements

12

TOREADOR EXPLORER FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the period
June 11, 2015* to
April 30, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(2,834)
Net realized gain (loss) on investments	(288,605)
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	(402,742)

Increase (decrease) in net assets from operations	(694,181)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	8,317,409
Investor Class	2,816,264
Shares redeemed
Institutional Class	(706,003)
Investor Class	(302,671)

Increase (decrease) in net assets from capital stock transactions	10,124,999

NET ASSETS
Increase (decrease) during period	9,430,818
Beginning of period	–

End of period	$9,430,818

* Inception date

See Notes to Financial Statements

13

TOREADOR EXPLORER FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class Shares
	Period
	June 11, 2015* to
	April 30, 2016

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	–	(2)
Net realized and unrealized gain (loss) on investments	(1.04)

Total from investment activities	(1.04)

Net asset value, end of period	$8.96

Total Return	(10.40%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.63%	**
Expenses, net of management fee waivers and
reimbursements	1.14%	**
Net investment income (loss)	(0.01%	)**
Portfolio turnover rate	147.10%	***
Net assets, end of period (000’s)	$7,048

* Inception date
** Annualized
*** Not annualized
(1) Per share amounts calculated using the average number of shares outstanding.
(2) Less than $0.01 per share.

See Notes to Financial Statements

14

TOREADOR EXPLORER FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class Shares
	Period
	June 30, 2015* to
	April 30, 2016

Net asset value, beginning of period	$9.90

Investment activities
Net investment income (loss)(1)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.94)

Total from investment activities	(0.95)

Net asset value, end of period	$8.95

Total Return	(9.60%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.88%	**
Expenses, net of management fee waivers and
reimbursements	1.39%	**
Net investment income (loss)	(0.19%	)**
Portfolio turnover rate	147.10%	***
Net assets, end of period (000’s)	$2,383

* Inception date
** Annualized
*** Not annualized
(1) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

15

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2016

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Toreador Explorer Fund (the “Fund”) is a series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. The Fund commenced operations for Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares.

The investment objective of the Fund is long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board

16

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2016:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total

Common Stock	$9,095,977	$–	$–	$9,095,977
Exchange Traded Fund	189,342	–	–	189,342
Money Market Fund	982,080	–	–	982,080

	$10,267,399	$–	$–	$10,267,399

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the period June 11, 2015 to April 30, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the period June 11, 2015 to April 30, 2016.

17

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions since inception and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period June 11, 2015 to April 30, 2016, such reclassifications reduced paid-in capital by $2,834 and reduced net investment loss by $2,834.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of

18

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, Toreador Research and Trading, (“TRT”) provides investment services for an annual fee of 1.14% of average daily net assets of the Fund. For the period June 11, 2015 to April 30, 2016, TRT earned $60,081 and waived $60,081 in investment management fees and reimbursed the Fund $18,497.

TRT has contractually agreed to reduce fees and/or reimburse expenses until August 31, 2017 in order to keep Net Total Annual Fund Operating Expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.14% of the Fund’s average daily net assets. Each waiver and/or reimbursement of an expense by TRT is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense limitation agreement may be terminated by TRT or the Board of Trustees of the Trust at any time after August 31, 2017. The total amount of recoverable reimbursements as of April 30, 2016 was $78,578 and expires in 2019.

The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Investor Class shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Investor Class shares. For the period June 30, 2015 to April 30, 2016, there were $2,843 in Investor Class 12b-1 expenses incurred.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period June 11, 2015 to April 30, 2016, FDCC received no underwriting fees.

Commonwealth Fund Services, Inc. (“CFSI”), acts as the Fund’s administrator, transfer agent and divided disbursing agent and pricing agent. As administrator, CFSI provides shareholder services, recordkeeping, administrative and blue-sky filing services and earned $2,837 for its services for the period June 11, 2015 to April 30, 2016. As the

19

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

Fund’s transfer agent and dividend disbursing agent, CFSI earned $5,315 for its services for the period June 11, 2015 to April 30, 2016. As pricing agent, CFSI earned $2,299 for the period June 11, 2015 to April 30, 2016.

Certain officers of the Fund are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the period June 11, 2015 to April 30, 2016, aggregated $19,071,733 and $9,095,067, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For the period June 11, 2015 to April 30, 2016 there were no distributions paid.

As of April 30, 2016, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain (loss) of investments	$(276,000)
Net unrealized appreciation (depreciation) of investments	(415,347)

$(691,347)

As of April 30, 2016, the Fund has a capital loss carry forward of $276,000 available to offset future capital gains, if any. To the extent that this carry forward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $276,000 may be carried forward indefinitely and retains the character of short-term capital loss.

20

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

The difference between book basis and tax basis distributable earnings is attributable primarily to tax deferral of losses on wash sales.

As of April 30, 2016, the cost for Federal income tax purpose was $10,682,746.

Net unrealized depreciation consists of:

Gross unrealized appreciation	$414,126
Gross unrealized depreciation	(829,473)

Net unrealized depreciation	$(415,347)

The difference between book basis and tax basis net unrealized depreciation is attributable primarily to tax deferral of losses on wash sales.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Institutional Class		Investor Class
	Period June 11, 2015		Period June 30, 2015
	to April 30, 2016		to April 30, 2016

	Shares	Value	Shares	Value

Shares sold	865,978	$8,317,409	299,730	$2,816,264
Shares reinvested	–	–	–	–
Shares redeemed	(79,623)	(706,003)	(33,468)	(302,671)

Net increase (decrease)	786,355	$7,611,406	266,262	$2,513,593

NOTE 6 – NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investment in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investment measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for Fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

21

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
April 30, 2016

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Toreador Explorer Fund and the
Board of Trustees of The World Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of the Toreador Explorer Fund (The “Fund”), a series of World Funds Trust, as of April 30, 2016, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period June 11, 2015 (commencement of operations) through April 30, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Toreador Explorer Fund as of April 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for the period June 11, 2015 (commencement of operations) through April 30, 2016, are presented in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania	TAIT, WELLER & BAKER LLP
June 28, 2016

23

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

NON-INTERESTED TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Urban 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 61	Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	36	None
Mary Lou H. Ivey 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 58	Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	36	None

24

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Theo H. Pitt, Jr. 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 80	Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	36	Independent Trustee of Gardner Lewis Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 28 series of that trust; (all registered investment companies).

25

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Pasco III 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 71	President and Principal Executive Officer	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Fund Services, Inc. (“CFS”), the Trust’s Administrator, Transfer Agent, Disbursing Agent, and Accounting Services Agent since 1993; and President and Director of First Dominion Capital Corp. (“FDCC”), the Trust’s underwriter. Mr. Pasco is a certified public accountant.	N/A	N/A
Karen M. Shupe 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003-present.	N/A	N/A

26

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David Bogaert 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 52	Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Ann T. MacDonald 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 61	Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A
John H. Lively 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present.	N/A	N/A

27

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Holly B. Giangiulio 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 53	Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015- present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters 8730 Stony Point Pkwy Suite 205 Richmond, VA 23235 Age: 47	Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

28

TOREADOR EXPLORER FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Although this annual report pertains to only one of the mutual funds advised by Toreador Research & Trading, LLC (“TRT”), the following disclosure relates to the most recent investment advisory agreement renewal of the Toreador Core Fund, the Toreador Explorer Fund and the Toreador International Fund. The annual report for the other TRT advised mutual funds that are not contained herein are available by contacting the Fund.

At a meeting held on February 18-19, 2016, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Toreador Research & Trading, LLC (“Toreador” or “Adviser”) in regard to the Toreador Core Fund, the Toreador Explorer Fund, and the Toreador International Fund (collectively, the “Toreador Funds”).

Counsel reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser with respect to the Toreador Funds on behalf of each of the Toreador Funds. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Toreador Funds; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Toreador Funds; (iv) the extent to which economies

29

TOREADOR EXPLORER FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

of scale would be realized if the Toreador Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Toreador Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Toreador Funds and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Toreador Funds from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Toreador Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Toreador Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Toreador Funds, information on investment advice, performance, summaries of Toreador Funds’ expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Toreador Funds; (iii) the anticipated effect of size on the Toreador Funds’ performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Toreador Funds. It was noted that the Adviser is a privately held company and typically does not provide its financial information, although it made such information available to the Board for purposes of its consideration of whether to approve the Advisory Agreement. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement with respect to each of the Toreador Funds. The Board reviewed the services to be provided by the Adviser to the Toreador Funds including, without limitation: Toreador’s procedures for formulating investment recommendations and assuring compliance with the Toreador Funds’ investment

30

TOREADOR EXPLORER FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

objectives and limitations; its coordination of services for the Toreador Funds among the Toreador Funds’ service providers, and the anticipated efforts to promote the Toreador Funds, grow assets, and assist in the distribution of Toreador Funds’ shares. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser was satisfactory and adequate for the Toreador Funds.

Investment Performance of the Toreador Funds and the Adviser.

The Board noted that the Adviser does not have any clients other than the Toreador Funds and has no present plans to expand its business beyond advising mutual funds. As such, no performance as to separate accounts comparable to the Toreador Funds existed. With regard to the Toreador Core Fund, the Board noted that the Institutional Class Shares of the Toreador Core Fund underperformed the category average of the U.S. Large Blend Classification for the 1-year period ended December 31, 2015, but it outperformed for the 3-year and 5-year periods. The Board noted that in comparison to its benchmark, the Toreador Core Fund had underperformed for the most recent 1- year period, performed relatively comparably for the 3-year period and it slightly underperformed for the 5-year period. With regard to the Toreador International Fund, the Board noted that the Toreador International Fund outperformed its category average of the Foreign Large Blend Classification for the 1-year and 3- year periods ended December 31, 2015. The Board noted that in comparison to its benchmark, the Toreador International Fund had outperformed for the most recent 1- year and 3-year periods. With regard to the Toreador Explorer Fund, the Board noted the Toreador Explorer Fund had a very short operating history having launched mid-year of 2015, and while there was no long-term performance for comparative purposes, the Board did note that the Toreador Explorer Fund underperformed its category average of U.S. Small Blend Classification for the short-term period. The Board did not consider the performance of the Toreador Explorer Fund relative to its benchmark in light of the relatively short operating history of that Fund. Based on the foregoing, the Board concluded that the investment performance information presented for the Toreador Funds was satisfactory.

The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Toreador Funds.

In considering the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Toreador Funds, the Trustees considered the Adviser’s staffing, personnel, and methods of operating; the financial condition of the Adviser and the level of commitment to the Adviser by the Adviser and its principals; the expected asset levels of the Toreador Funds; and the projected overall expenses of the Toreador Funds. The Trustees considered financial statements of the Adviser and discussed the financial stability and

31

TOREADOR EXPLORER FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

productivity of the firm and the firm’s affiliates. It was noted also that the Adviser receives operational support from its affiliate – The Applied Finance Group, Ltd. The Trustees considered the fees and expenses of the Toreador Core Fund (including the management fee) relative to its category average. The Trustees noted that the management fee for the Toreador Core Fund was above the category average and tending toward the higher end of the category, but it was well within the range for the category, U.S. Large Blend. The Trustees noted that the expense ratio for the Toreador Core Fund’s Institutional Class was well below the category average and that the expense ratio for the Retail Class was only slightly above the category average. The Trustees next considered the fees and expenses of the Toreador International Fund (including the management fee) relative to its category average. The Trustees noted that the management fee for the Toreador International Fund was the highest in its category, but that the overall net expenses were within the range of other funds for the category, Foreign Large Blend. The Trustees next considered the fees and expenses of the Toreador Explorer Fund (including the management fee) relative to its category average. The Trustees noted that the management fee for the Toreador Explorer Fund was above average and tending toward the higher end of its category, but was within the range for the category, U.S. Small Blend. With regard to the overall expenses for the Toreador Explorer Fund, the Board noted that the net expense ratio was lower than the category average for U.S. Small Blend. It was noted that with regard to each of the Toreador Funds, the Adviser has entered into an expense limitation agreement. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by each of the Toreador Funds was fair and reasonable.

The extent to which economies of scale would be realized as the Toreador Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Toreador Funds’ investors.

In this regard, the Board considered the Toreador Funds’ fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Toreador Funds would benefit from the expense limitation arrangement for each of the Toreador Funds. The Trustees also noted that the Toreador Funds would benefit from economies of scale under its agreements with some of its service providers other than the Adviser. It was noted that the Adviser does not manage any other separate accounts. Following further discussion of the Toreador Funds’ expected asset levels, expectations for growth, and levels of fees, the Board determined that the Toreador Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided potential savings or protection for the benefit of the Toreador Funds’ investors.

Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the

32

TOREADOR EXPLORER FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

Toreador Funds; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the Toreador Funds; and the substance and administration of the Adviser’s code of ethics. The Board also considered the affiliations of the Adviser, including those of its affiliate that produces and sells investment research and its affiliate that provides investment services to separately managed accounts – the Board considered the Adviser’s management of conflicts of interest that could arise in light of the activities of those affiliates. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that the Adviser noted the possible identification of distribution channels for the Toreador Funds and market exposure as indirect benefits of managing the Toreador Funds.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to each of the Toreador Funds was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to each of the Toreador Funds.

33

TOREADOR EXPLORER FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 60 days of purchase of Institutional Class and Investor Class shares and (2) ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2015 and held for the period ended April 30, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34

TOREADOR EXPLORER FUND – continued
FUND EXPENSES (unaudited)

Institutional Class	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period* November 1, 2015 through April 30, 2016
Actual	$1,000.00	$942.17	$5.50
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.72

Investor Class	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period* November 1, 2015 through April 30, 2016
Actual	$1,000.00	$941.12	$6.71
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.97

* Expenses are equal to the Fund’s annualized expense ratio of 1.14% for Institutional Class and 1.39% for Investor Class and multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

35

Investment Advisor:
Toreador Research & Trading, LLC
422 Fleming Street, Suite 7
Key West, Florida 33040

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Administration and Fund Accounting:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:
Fifth Third Bank
38 Fountain Square Plaza
MD 1090CC
Cincinnati, Ohio 45263

More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services at (800) 673-0550 Toll Free.

ITEM 2.         CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $48,500 for 2016 and $26,000 for 2015.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2015 and $0 for 2014.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,000 for 2016 and $5,000 for 2015.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2016 and $0 for 2015.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Toreador Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2016 and $0 for 2015.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.         SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.         CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.         EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: August 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: August 1, 2016

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: August 1, 2016

* Print the name and title of each signing officer under his or her signature.